Income Taxes - Summary of Principle Components of Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Advertising and promotional expenses carrying forwards	¥ 25,577	¥ 25,465
Expected credit loss	5,590	5,681
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	1,234	1,246
Net operating loss carrying forwards	1,195,176	1,163,453
Total deferred tax assets	1,227,577	1,195,845
Less: valuation allowance	¥ (1,227,577)	¥ (1,195,845)	¥ (1,151,642)	¥ (1,079,796)